Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Operating expenses	$ 610,370	$ 6,220,070
Loss from operations	(610,370)	(6,220,070)
Other income:
Interest earned on marketable securities held in Trust Account	140,370	1,107,693
Change in fair value of warrant liability	(201,125)	(187,336,250)
Gain on sale of Private Placement Warrants	2,367,750
(Loss) income before provision for income taxes	1,696,625	(192,448,627)
Provision for income taxes	(17,500)	(190,423)
Net (loss) income	$ 1,679,125	$ (192,639,050)
Weighted average shares outstanding of Class A redeemable common stock	25,875,000	25,875,000
Basic and diluted net income per common share, Class A	$ 0.05	$ (5.96)
Weighted average shares outstanding of Class B non-redeemable common stock	6,468,750	6,468,750
Basic and diluted net (loss) income per common share, Class B	$ 0.05	$ (5.96)